Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue
License revenue	$ 139,782	$ 2,630,484
Other income
Research material sales	1,155,065	1,008,678	$ 800,460
Grant income	4,342,364	3,214,441	3,316,273
Net gain on fair value movement of warrants	961,176	(189,983)
Other income		322,518	433
Net gain on foreign exchange	493,736	322,518	433
Interest income	397,281	177,186	104,368
Total revenue and other income	7,489,404	7,353,307	4,221,534
Segment Result	(18,343,984)	(12,744,344)	(10,104,593)
Profit/(loss) before income tax expense	(18,343,984)	(12,744,344)	(10,104,593)
Income tax benefit		(1,676)	737,387
Loss after income tax expense	(18,343,984)	(12,746,020)	(9,367,206)
Total segment assets	40,541,499	46,998,783	34,963,796
Total segment liabilities	16,153,783	13,476,856	8,431,490
Cancer Immunotherapy [member]
Revenue
License revenue	139,782	2,630,484
Other income
Research material sales	1,155,065	1,008,678	800,460
Grant income	4,342,364	3,214,441	3,316,273
Total revenue and other income	5,637,211	6,853,603	4,116,733
Segment Result	(20,196,177)	(13,054,065)	(10,209,394)
Profit/(loss) before income tax expense	(20,196,177)	(13,054,065)	(10,209,394)
Total segment assets	40,541,499	46,998,783	34,963,796
Total segment liabilities	16,153,783	13,476,856	8,431,490
Unallocated [member]
Other income
Net gain on fair value movement of warrants	961,176
Other income		322,518	433
Net gain on foreign exchange	493,736
Interest income	397,281	177,186	104,368
Total revenue and other income	1,852,193	499,704	104,801
Segment Result	1,852,193	309,721	104,801
Profit/(loss) before income tax expense	$ 1,852,193	$ 309,721	$ 104,801